Hotchkis & Wiley Large Cap Disciplined Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%		Shares	Value
Aerospace & Defense - 2.4%
Boeing Co. (a)		3,760	$811,521
General Dynamics Corp.		2,100	716,100
RTX Corp.		2,700	451,791
			1,979,412

Air Freight & Logistics - 2.0%
FedEx Corp.		7,020	1,655,386

Automobile Components - 3.6%
Aptiv PLC (a)		11,600	1,000,152
BorgWarner, Inc.		9,300	408,828
Magna International, Inc.		32,200	1,525,636
			2,934,616

Automobiles - 2.4%
General Motors Co.		31,300	1,908,361

Banks - 11.8%
Bank of America Corp.		22,600	1,165,934
Citigroup, Inc.		24,404	2,477,006
Citizens Financial Group, Inc.		23,100	1,227,996
First Citizens BancShares, Inc./NC - Class A		435	778,284
Truist Financial Corp.		13,800	630,936
US Bancorp		34,500	1,667,385
Wells Fargo & Co.		20,234	1,696,014
			9,643,555

Beverages - 1.4%
Anheuser-Busch InBev SA/NV - ADR		6,600	393,426
Constellation Brands, Inc. - Class A		5,500	740,685
			1,134,111

Capital Markets - 1.9%
State Street Corp.		13,600	1,577,736

Chemicals - 2.3%
Olin Corp.		27,200	679,728
PPG Industries, Inc.		11,400	1,198,254
			1,877,982

Communications Equipment - 7.5%
F5, Inc. (a)		12,200	3,942,918
Telefonaktiebolaget LM Ericsson - ADR		263,950	2,182,867
			6,125,785

Construction & Engineering - 0.4%
Fluor Corp. (a)		7,200	302,904

Electric Utilities - 1.1%
PPL Corp.		24,200	899,272

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity PLC		4,100	900,073

Energy Equipment & Services - 4.2%
Baker Hughes Co.		22,400	1,091,328
NOV, Inc.		90,200	1,195,150
Schlumberger NV		32,700	1,123,899
			3,410,377

Entertainment - 1.2%
Warner Bros Discovery, Inc. (a)		51,300	1,001,889

Financial Services - 2.8%
Corebridge Financial, Inc.		23,200	743,560
Fidelity National Information Services, Inc.		10,300	679,182
Fiserv, Inc. (a)		6,300	812,259
			2,235,001

Food Products - 2.0%
Conagra Brands, Inc.		18,900	346,059
J M Smucker Co.		800	86,880
Kraft Heinz Co.		46,900	1,221,276
			1,654,215

Ground Transportation - 1.0%
Norfolk Southern Corp.		2,600	781,066

Health Care Equipment & Supplies - 5.2%
GE HealthCare Technologies, Inc.		22,912	1,720,691
Medtronic PLC		16,882	1,607,842
Solventum Corp. (a)		5,400	394,200
Zimmer Biomet Holdings, Inc.		5,140	506,290
			4,229,023

Health Care Providers & Services - 8.8%
Centene Corp. (a)		11,800	421,024
Cigna Group		1,300	374,725
CVS Health Corp.		8,600	648,354
Elevance Health, Inc.		5,580	1,803,010
HCA Healthcare, Inc.		2,460	1,048,452
Humana, Inc.		4,100	1,066,697
Labcorp Holdings, Inc.		1,600	459,296
UnitedHealth Group, Inc.		4,000	1,381,200
			7,202,758

Insurance - 3.6%
American International Group, Inc.		30,100	2,364,054
Hartford Insurance Group, Inc.		4,500	600,255
			2,964,309

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A		5,990	1,456,169

IT Services - 0.9%
Cognizant Technology Solutions Corp. - Class A		11,200	751,184

Machinery - 6.7%
CNH Industrial NV		75,500	819,175
Cummins, Inc.		3,570	1,507,861
Deere & Co.		900	411,534
Fortive Corp.		16,200	793,638
PACCAR, Inc.		10,500	1,032,360
Stanley Black & Decker, Inc.		6,700	498,011
Timken Co.		4,700	353,346
			5,415,925

Media - 4.9%
Comcast Corp. - Class A		60,900	1,913,478
Omnicom Group, Inc.		15,900	1,296,327
WPP PLC - ADR		32,500	814,125
			4,023,930

Multi-Utilities - 2.1%
Dominion Energy, Inc.		27,900	1,706,643

Oil, Gas & Consumable Fuels - 7.0%
APA Corp.		100,300	2,435,284
ConocoPhillips		6,869	649,739
Murphy Oil Corp.		9,100	258,531
Ovintiv, Inc.		24,400	985,272
Shell PLC - ADR		19,062	1,363,505
			5,692,331

Personal Care Products - 0.7%
Unilever PLC - ADR		9,700	575,016

Pharmaceuticals - 0.9%
GSK PLC - ADR		9,940	429,010
Sanofi SA - ADR		7,000	330,400
			759,410

Software - 6.8%
Salesforce, Inc.		5,800	1,374,600
Workday, Inc. - Class A (a)		17,300	4,164,629
			5,539,229

Specialty Retail - 0.5%
Lithia Motors, Inc.		1,200	379,200
TOTAL COMMON STOCKS (Cost $66,165,222)			80,716,868

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)		400,307	400,307
TOTAL MONEY MARKET FUNDS (Cost $400,307)			400,307

TIME DEPOSITS - 0.0%(c)		Par	Value
JPMorgan Chase and Company, 3.44%, 10/01/2025 (d)		19,894	19,894
TOTAL TIME DEPOSITS (Cost $19,894)			19,894

TOTAL INVESTMENTS - 99.5% (Cost $66,585,423)			81,137,069
Other Assets in Excess of Liabilities - 0.5%			403,636
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$81,540,705
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Hotchkis & Wiley Large Cap Disciplined Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$80,716,868	$–	$–	$80,716,868
Money Market Funds	400,307	–	–	400,307
Time Deposits	–	19,894	–	19,894
Total Investments	$81,117,175	$19,894	$–	$81,137,069

Refer to the Schedule of Investments for further disaggregation of investment categories.